Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill as of 12/31/2014 before measurement period adjustment	$—
Measurement period adjustment	1,330
Goodwill as of 12/31/2014	1,330
Goodwill as of 12/31/2015	1,330

Schedule of Finite-Lived Intangible Assets

Intangible assets, net include the following Miami-Dade County Notices of Acceptances (NOA’s):

	December 31,
	2015	2014
Gross amount	3,455	1,944
Accumulated Amortization	(1,535)	(470)
Intangible assets, net	1,920	1,474

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

The estimated aggregate amortization expense for each of the five succeeding years as of December 31, 2015 is as follows:

Year ending	(in thousands)
2016	$496
2017	421
2018	150
2019	150
2020	150
$1,367